Performance Management	Oct. 31, 2025
Disciplined U.S. Equity Portfolio (Advisor Shares) | Disciplined U.S. Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest quarterly return was 22.00% (for the quarter ended June 30, 2020) and the lowest quarterly return was -27.05% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	14.39%	10.45%	10.75%
Return After Taxes on Distributions	10.24%	6.51%	8.00%
Return After Taxes on Distributions and Sale of Fund Shares[1]	11.46%	7.73%	8.32%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	17.37%	13.59%	14.59%
Morningstar Large Blend Average[2]	15.54%	12.15%	12.56%

[1]
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

[2]
The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Disciplined U.S. Equity Portfolio (Advisor Shares) | Disciplined U.S. Equity Portfolio | Disciplined U.S. Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	22.00%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(27.05%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Disciplined U.S. Growth Equity Portfolio (Advisor Shares) | Disciplined U.S. Growth Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	2 The Russell 1000® Index is provided so that investors may compare the performance of the Portfolio with the performance of a broad-based index that represents the overall domestic equity market. 3 The Morningstar Large Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest quarterly return was 24.92% (for the quarter ended June 30, 2020) and the lowest quarterly return was -19.69% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	17.44%	13.45%	14.61%
Return After Taxes on Distributions	13.71%	9.59%	11.48%
Return After Taxes on Distributions and Sale of Fund Shares[1]	12.97%	10.19%	11.47%
Russell 1000® Index[2] (reflects no deduction for fees, expenses or taxes)	17.37%	13.59%	14.59%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	18.56%	15.32%	18.13%
Morningstar Large Growth Average[3]	16.10%	11.16%	14.55%

[1]
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

[2]	The Russell 1000® Index is provided so that investors may compare the performance of the Portfolio with the performance of a broad-based index that represents the overall domestic equity market.
[3]
The Morningstar Large Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Disciplined U.S. Growth Equity Portfolio (Advisor Shares) | Disciplined U.S. Growth Equity Portfolio | Disciplined U.S. Growth Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	24.92%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Disciplined U.S. Value Equity Portfolio | Disciplined U.S. Value Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices.
Performance Additional Market Index [Text]	1 The Russell 1000® Index is provided so that investors may compare the performance of the Portfolio with the performance of a broad-based index that represents the overall domestic equity market. 2 The Morningstar Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest quarterly return was 18.54% (for the quarter ended June 30, 2020) and the lowest quarterly return was -32.13% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]

	Past 1 Year	Past 5 Years	Since Inception (November 13, 2017)
Return Before Taxes	14.96%	11.13%	8.31%
Return After Taxes on Distributions	12.93%	9.58%	7.18%
Return After Taxes on Distributions and Sale of Fund Shares	10.29%	8.69%	6.53%
Russell 1000® Index[1](reflects no deduction for fees, expenses or taxes)	17.37%	13.59%	14.34%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	15.91%	11.33%	9.77%
Morningstar Large Value Average[2]	14.97%	11.69%	10.49%

[1]	The Russell 1000® Index is provided so that investors may compare the performance of the Portfolio with the performance of a broad-based index that represents the overall domestic equity market.
2
The Morningstar Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Disciplined U.S. Value Equity Portfolio | Disciplined U.S. Value Equity Portfolio | Disciplined U.S. Value Equity Portfolio
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	18.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(32.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Disciplined U.S. Small Cap Equity Portfolio (Advisor Shares) | Disciplined U.S. Small Cap Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and since inception of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and since inception of the Portfolio’s Advisor Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	1 Effective February 28, 2026, the Portfolio’s primary broad-based index changed from the S&P 500 Index to the Russell 3000 Index to more closely reflect the types of securities in which the Portfolio invests. 2 Effective February 28, 2026, the Portfolio added the Russell 2000 Value Index to compare the Portfolio’s performance to an index composed of securities similar to those held by the Portfolio. 3 The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest quarterly return was 27.46% (for the quarter ended December 31, 2020) and the lowest quarterly return was -33.93% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]

	Past 1 Year	Past 5 Years	Since Inception (November 13, 2017)
Return Before Taxes	12.23%	12.52%	10.10%
Return After Taxes on Distributions	11.46%	10.82%	9.01%
Return After Taxes on Distributions and Sale of Fund Shares	7.80%	9.73%	8.03%
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	13.95%
S&P 500® Index[1] (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.61%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	12.81%	6.09%	8.06%
Russell 2000® Value Index[2] (reflects no deduction for fees, expenses or taxes)	12.59%	8.88%	7.31%
Morningstar Small Blend Average[3]	7.89%	7.48%	8.78%

[1]
Effective February 28, 2026, the Portfolio’s primary broad-based index changed from the S&P 500 Index to the Russell 3000 Index to more closely reflect the types of securities in which the Portfolio invests.

[2]	Effective February 28, 2026, the Portfolio added the Russell 2000 Value Index to compare the Portfolio’s performance to an index composed of securities similar to those held by the Portfolio.
3
The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Disciplined U.S. Small Cap Equity Portfolio (Advisor Shares) | Disciplined U.S. Small Cap Equity Portfolio | Disciplined U.S. Small Cap Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	27.46%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(33.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Disciplined International Equity Portfolio (Advisor Shares) | Disciplined International Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years for the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers made in 2016 through 2025. If such expense reimbursements or waivers were not in place, the Portfolio’s performance in 2016 through 2025 would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years for the Portfolio’s Advisor Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	The Morningstar Foreign Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest quarterly return was 15.16% (for the quarter ended December 31, 2022) and the lowest quarterly return was -24.55% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	39.87%	12.43%	8.02%
Return After Taxes on Distributions	39.32%	11.71%	7.51%
Return After Taxes on Distributions and Sale of Fund Shares	25.51%	10.13%	6.64%
MSCI World ex-USA Index (reflects no deduction for fees, expenses or taxes)	31.85%	9.46%	8.55%
Morningstar Foreign Large Value Average[1]	38.48%	11.40%	8.12%

[1]
The Morningstar Foreign Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Disciplined International Equity Portfolio (Advisor Shares) | Disciplined International Equity Portfolio | Disciplined International Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	15.16%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(24.55%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Energy Resilience Portfolio (Advisor Shares) | Energy Resilience Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices.
The Portfolio changed its investment strategy effective October 7, 2024 from an Environmental, Social and Governance (“ESG”) strategy to an environmental strategy. In connection with the change in investment strategy, the Portfolio changed its name from the Responsible ESG U.S. Equity Portfolio to the Environmental Accountability Portfolio. Performance information for periods prior to October 7, 2024 reflects a different investment strategy than the current investment strategy.
Effective November 4, 2025, the Portfolio underwent a change to its principal investment strategy (the “Repositioning”). In connection with the Repositioning, the Portfolio was repositioned to invest in equity securities, such as common stocks of U.S. mid to large cap companies that meet the Portfolio’s thematic criteria, such as renewable power generation, renewable energy usage, efforts to use cleaner energy sources, climate change related revenue, and financed emissions. Accordingly, the performance of the Portfolio shown prior to November 4, 2025 reflects the Portfolio’s prior principal investment strategy; the Portfolio’s performance would have differed if the Portfolio’s current principal investment strategy had been in place.
The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest quarterly return was 22.52% (for the quarter ended June 30, 2020) and the lowest quarterly return was -25.93% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	10.30%	9.05%	10.94%
Return After Taxes on Distributions	8.31%	6.72%	9.52%
Return After Taxes on Distributions and Sale of Fund Shares[1]	7.54%	6.88%	8.85%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	17.37%	13.59%	14.59%
Morningstar Large Blend Average[2]	14.97%	11.69%	10.49%

[1]
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

[2]
The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Energy Resilience Portfolio (Advisor Shares) | Energy Resilience Portfolio | Energy Resilience Portfolio - Advisor Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	22.52%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(25.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020
SMID Core Equity Portfolio (Advisor Shares) | SMID Core Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices.
Effective September 2, 2025, the Portfolio underwent a change to its investment objective and principal investment strategy (the “Repositioning”). In connection with the Repositioning, the Portfolio was repositioned to invest in undervalued equity securities, such as common stocks and preferred stocks, of U.S. SMID cap companies. Accordingly, the performance of the Portfolio shown prior to September 2, 2025 reflects the Portfolio’s prior principal investment strategy and objective; the Portfolio’s performance would have differed if the Portfolio’s current principal investment strategy and objective had been in place.
The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	2 Effective September 2, 2025, due to the Repositioning, the Portfolio’s primary broad-based index changed from the Russell 1000 Index to the Russell 3000 Index. 3 Effective September 2, 2025, due to the Repositioning, the Portfolio’s performance measurement index changed from the Morningstar Large Cap Value Average to the Russell 2500 Index. The Russell 2500 Index is provided so that investors may compare the performance of the Portfolio with an index composed of securities similar to those held by the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest quarterly return was 20.58% (for the quarter ended June 30, 2020) and the lowest quarterly return was -27.56% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	8.89%	9.74%	10.81%
Return After Taxes on Distributions	−4.85%	4.83%	8.07%
Return After Taxes on Distributions and Sale of Fund Shares[1]	13.18%	7.21%	8.60%
Russell 3000® Index[2](reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 1000® Index[2] (reflects no deduction for fees, expenses or taxes)	17.37%	13.59%	14.59%
Russell 2500® Index[3] (reflects no deduction for fees, expenses or taxes)	11.91%	7.26%	10.40%
Morningstar Large Value Average[3]	14.97%	11.69%	10.49%

1
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

2	Effective September 2, 2025, due to the Repositioning, the Portfolio’s primary broad-based index changed from the Russell 1000 Index to the Russell 3000 Index.
3
Effective September 2, 2025, due to the Repositioning, the Portfolio’s performance measurement index changed from the Morningstar Large Cap Value Average to the Russell 2500 Index. The Russell 2500 Index is provided so that investors may compare the performance of the Portfolio with an index composed of securities similar to those held by the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
SMID Core Equity Portfolio (Advisor Shares) | SMID Core Equity Portfolio | SMID Core Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	20.58%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(27.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Long/Short Equity Portfolio (Advisor Shares) | Long/Short Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	2 The performance of the Bloomberg U.S. Treasury Bellwether 3-Month Index is provided so that investors may compare it to the performance of the Portfolio’s cash position. 3 The Blended Index is comprised of two benchmarks, weighted 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio. 4 The Morningstar Long/Short Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest quarterly return was 8.46% (for the quarter ended June 30, 2020) and the lowest quarterly return was -16.64% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	12.74%	10.13%	5.33%
Return After Taxes on Distributions	8.78%	8.17%	4.37%
Return After Taxes on Distributions and Sale of Fund Shares[1]	10.21%	7.81%	4.14%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Bloomberg U.S. Treasury Bellwether 3-Month Index (reflects no deduction for fees, expenses or taxes)[2]	4.23%	3.23%	2.21%
Blended Index (reflects no deduction for fees, expenses or taxes)[3]	8.10%	6.37%	5.98%
Morningstar Long/Short Average[4]	10.08%	7.01%	5.74%

1
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

2	The performance of the Bloomberg U.S. Treasury Bellwether 3-Month Index is provided so that investors may compare it to the performance of the Portfolio’s cash position.
3
The Blended Index is comprised of two benchmarks, weighted 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio.

4
The Morningstar Long/Short Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Long/Short Equity Portfolio (Advisor Shares) | Long/Short Equity Portfolio | Long/Short Equity Portfolio
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.46%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(16.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Total Market Plus Equity Portfolio (Advisor Shares) | Total Market Plus Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years for the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years for the Portfolio’s Advisor Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	The Morningstar Mid-Cap Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]	During the periods shown in the bar chart, the highest quarterly return was 22.49% (for the quarter ended 12/31/20) and the lowest quarterly return was -33.28% (for the quarter ended 3/31/20).
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	18.38%	12.61%	11.27%
Return After Taxes on Distributions	13.92%	9.93%	9.19%
Return After Taxes on Distributions and Sale of Fund Shares[1]	14.09%	9.78%	8.90%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Morningstar Mid-Cap Value Average[2]	10.24%	10.48%	9.42%

[1]
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

[2]
The Morningstar Mid-Cap Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Total Market Plus Equity Portfolio (Advisor Shares) | Total Market Plus Equity Portfolio | Total Market Plus Equity Portfolio
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	22.49%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(33.28%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Strategic Equity Portfolio | Strategic Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and ten years compare to those of selected market indices.
Performance Additional Market Index [Text]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest quarterly return was 19.18% (for the quarter ended June 30, 2020) and the lowest quarterly return was -23.65% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	14.85%	11.52%	12.60%
Return After Taxes on Distributions	9.36%	8.06%	10.17%
Return After Taxes on Distributions and Sale of Fund Shares[1]	12.68%	8.71%	9.99%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Dow Jones Industrial Average Index (reflects no deduction for fees, expenses or taxes)	14.92%	11.58%	13.11%
Morningstar Large Blend Average[2]	15.54%	12.15%	12.56%

[1]
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

[2]
The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Strategic Equity Portfolio | Strategic Equity Portfolio | Strategic Equity Portfolio
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	19.18%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(23.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Equity Income Portfolio | Equity Income Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices.
Performance Additional Market Index [Text]	2 The Russell 1000® Value Index is provided so that investors may compare the performance of the Portfolio to another well-known index for large cap stocks. 3 The Morningstar Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest quarterly return was 18.45% (for the quarter ended June 30, 2020) and the lowest quarterly return was -22.42% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]

	Past 1 Year	Past 5 Years	Since Inception (December 21, 2016)
Return Before Taxes	10.22%	9.47%	9.81%
Return After Taxes on Distributions	6.56%	7.38%	8.35%
Return After Taxes on Distributions and Sale of Fund Shares[1]	8.71%	7.32%	7.82%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.91%
Russell 1000® Value Index[2]	15.91%	11.33%	9.61%
Morningstar Large Value Average[3]	14.97%	11.69%	10.05%

[1]
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

[2]	The Russell 1000® Value Index is provided so that investors may compare the performance of the Portfolio to another well-known index for large cap stocks.
[3]
The Morningstar Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Equity Income Portfolio | Equity Income Portfolio | Equity Income Portfolio
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	18.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(22.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Small Cap Equity Portfolio (Advisor Shares) | Small Cap Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	2 Effective February 28, 2026, the Portfolio’s primary broad-based index changed from the S&P 500 Index to the Russell 3000 Index to more closely reflect the types of securities in which the Portfolio invests, 3 Effective February 28, 2026, the Portfolio removed the Russell 2000 Value Index as an additional performance benchmark. The existing secondary performance benchmark, the Russell 2000 Index, is included so that investors may compare the Portfolio’s performance with an index that more closely reflects the types of securities held in the Portfolio. 4 The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest quarterly return was 31.47% (for the quarter ended December 31, 2020) and the lowest quarterly return was -35.24 (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	−1.93%	7.47%	8.73%
Return After Taxes on Distributions	−3.68%	5.68%	7.08%
Return After Taxes on Distributions and Sale of Fund Shares[1]	0.15%	5.76%	6.80%
Russell 3000® Index[2] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
S&P 500® Index[2] (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	12.81%	6.09%	9.62%
Russell 2000® Value Index[3] (reflects no deduction for fees, expenses or taxes)	12.59%	8.88%	9.27%
Morningstar Small Blend Average[4]	7.89%	7.48%	8.78%

1
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

2
Effective February 28, 2026, the Portfolio’s primary broad-based index changed from the S&P 500 Index to the Russell 3000 Index to more closely reflect the types of securities in which the Portfolio invests,

3
Effective February 28, 2026, the Portfolio removed the Russell 2000 Value Index as an additional performance benchmark. The existing secondary performance benchmark, the Russell 2000 Index, is included so that investors may compare the Portfolio’s performance with an index that more closely reflects the types of securities held in the Portfolio.

4
The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Small Cap Equity Portfolio (Advisor Shares) | Small Cap Equity Portfolio | Advisor
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	31.47%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(35.24%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Secured Options Portfolio (Advisor Shares) | Secured Options Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a broad- based index that represents the overall domestic equity market.
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest quarterly return was 12.83% (for the quarter ended June 30, 2020) and the lowest quarterly return was -18.99% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	7.73%	7.94%	6.82%
Return After Taxes on Distributions	5.21%	5.89%	5.15%
Return After Taxes on Distributions and Sale of Fund Shares	5.12%	5.62%	4.89%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[1]	17.88%	14.42%	14.82%
CBOE S&P 500® PutWrite Index (reflects no deduction for fees, expenses or taxes)	9.26%	10.57%	7.89%

[1]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a broad- based index that represents the overall domestic equity market.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Secured Options Portfolio (Advisor Shares) | Secured Options Portfolio | Secured Options Portfolio - Advisor Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	12.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(18.99%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Global Secured Options Portfolio (Advisor Shares) | Global Secured Options Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the average annual total returns for one year, five years, and ten years for the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or waivers were not in place, the Portfolio’s performance would be reduced. Performance reflects expense reimbursements and/or fee waivers in effect. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the average annual total returns for one year, five years, and ten years for the Portfolio’s Advisor Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	The Blended PutWrite Index is comprised of four benchmarks, weighted 40% CBOE S&P 500® PutWrite T-W Index, 10% CBOE Russell 2000® PutWrite Index, 40% CBOE MSCI EAFE PutWrite Index and 10% CBOE MSCI Emerging Markets PutWrite Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest quarterly return was 14.65% (for the quarter ended June 30, 2020) and the lowest quarterly return was -20.80% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	22.48%	10.44%	7.70%
Return After Taxes on Distributions	20.66%	7.80%	2.32%
Return After Taxes on Distributions and Sale of Fund Shares[1]	14.02%	7.38%	4.19%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.72%
Blended PutWrite Index (reflects no deduction for fees, expenses or taxes)[2]	12.04%	7.75%	4.98%

[1]
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

[2]
The Blended PutWrite Index is comprised of four benchmarks, weighted 40% CBOE S&P 500® PutWrite T-W Index, 10% CBOE Russell 2000® PutWrite Index, 40% CBOE MSCI EAFE PutWrite Index and 10% CBOE MSCI Emerging Markets PutWrite Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Global Secured Options Portfolio (Advisor Shares) | Global Secured Options Portfolio | Global Secured Options Portfolio - Advisor Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	14.65%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(20.80%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Disciplined U.S. Equity Portfolio (Institutional Shares) | Disciplined U.S. Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Institutional Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Institutional Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest quarterly return was 22.13% (for the quarter ended June 30, 2020) and the lowest quarterly return was -27.04% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	14.59%	10.66%	10.97%
Return After Taxes on Distributions	10.37%	6.67%	8.17%
Return After Taxes on Distributions and Sale of Fund Shares[1]	11.62%	7.89%	8.49%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	17.37%	13.59%	14.59%
Morningstar Large Blend Average[2]	15.54%	12.15%	12.56%

[1]
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

[2]
The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Disciplined U.S. Equity Portfolio (Institutional Shares) | Disciplined U.S. Equity Portfolio | Disciplined U.S. Equity Portfolio - Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	22.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(27.04%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Disciplined U.S. Growth Equity Portfolio (Institutional Shares) | Disciplined U.S. Growth Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Institutional Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Institutional Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	2 The Russell 1000® Index is provided so that investors may compare the performance of the Portfolio with the performance of a broad-based index that represents the overall domestic equity market. 3 The Morningstar Large Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest quarterly return was 24.98% (for the quarter ended June 30, 2020) and the lowest quarterly return was -19.63% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	17.70%	13.69%	14.84%
Return After Taxes on Distributions	13.98%	9.80%	11.67%
Return After Taxes on Distributions and Sale of Fund Shares[1]	13.11%	10.37%	11.65%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[2]	17.37%	13.59%	14.59%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	18.56%	15.32%	18.13%
Morningstar Large Growth Average[3]	16.10%	11.16%	14.55%

[1]
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

[2]	The Russell 1000® Index is provided so that investors may compare the performance of the Portfolio with the performance of a broad-based index that represents the overall domestic equity market.
[3]
The Morningstar Large Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Disciplined U.S. Growth Equity Portfolio (Institutional Shares) | Disciplined U.S. Growth Equity Portfolio | Disciplined U.S. Growth Equity Portfolio - Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	24.98%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.63%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Disciplined U.S. Small Cap Equity Portfolio (Institutional Shares) | Disciplined U.S. Small Cap Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The past performance information shown below is for Advisor Shares, which are not available through this Prospectus. Institutional Shares and Advisor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio of securities and differ only to the extent that they have different expenses. Performance information for Institutional Shares will be included after the share class has been in operation for one complete calendar year. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and since inception of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The past performance information shown below is for Advisor Shares, which are not available through this Prospectus. Institutional Shares and Advisor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio of securities and differ only to the extent that they have different expenses. Performance information for Institutional Shares will be included after the share class has been in operation for one complete calendar year. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and since inception of the Portfolio’s Advisor Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	1Effective February 28, 2026, the Portfolio’s primary broad-based index changed from the S&P 500 Index to the Russell 3000 Index to more closely reflect the types of securities in which the Portfolio invests.2Effective February 28, 2026, the Portfolio added the Russell 2000 Value Index to compare the Portfolio’s performance to an index composed of securities similar to those held by the Portfolio.3The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest quarterly return was 27.52% (for the quarter ended December 31, 2020) and the lowest quarterly return was -33.90% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]

	Past 1 Year	Past 5 Years	Since Inception (November 13, 2017)
Return Before Taxes – Advisor Shares	12.23%	12.52%	10.10%
Return After Taxes on Distributions	11.46%	10.82%	9.01%
Return After Taxes on Distributions and Sale of Fund Shares	7.80%	9.73%	8.03%
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	13.95%
S&P 500® Index[1] (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.61%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	12.81%	6.09%	8.06%
Russell 2000® Value Index[2] (reflects no deduction for fees, expenses or taxes)	12.59%	8.88%	7.31%
Morningstar Small Blend Average[3]	7.89%	7.48%	8.78%

1
Effective February 28, 2026, the Portfolio’s primary broad-based index changed from the S&P 500 Index to the Russell 3000 Index to more closely reflect the types of securities in which the Portfolio invests.

2	Effective February 28, 2026, the Portfolio added the Russell 2000 Value Index to compare the Portfolio’s performance to an index composed of securities similar to those held by the Portfolio.
3
The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Disciplined U.S. Small Cap Equity Portfolio (Institutional Shares) | Disciplined U.S. Small Cap Equity Portfolio | Disciplined U.S. Small Cap Equity Portfolio - Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	27.52%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(33.90%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Disciplined International Equity Portfolio (Institutional Shares) | Disciplined International Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The past performance information shown below is for Advisor Shares, which are not available through this Prospectus. Institutional Shares and Advisor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio of securities and differ only to the extent that they have different expenses. Performance information for Institutional Shares will be included after the share class has been in operation for one complete calendar year. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and ten years for the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers made in 2016 through 2025. If such expense reimbursements or waivers were not in place, the Portfolio’s performance in 2016through 2025 would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The past performance information shown below is for Advisor Shares, which are not available through this Prospectus. Institutional Shares and Advisor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio of securities and differ only to the extent that they have different expenses. Performance information for Institutional Shares will be included after the share class has been in operation for one complete calendar year. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and ten years for the Portfolio’s Advisor Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	The Morningstar Foreign Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest quarterly return was 15.21% (for the quarter ended December 31, 2022) and the lowest quarterly return was -24.51% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes – Advisor Shares	39.87%	12.43%	8.02%
Return After Taxes on Distributions	39.32%	11.71%	7.51%
Return After Taxes on Distributions and Sale of Fund Shares	25.51%	10.13%	6.64%
MSCI World ex-USA Index (reflects no deduction for fees, expenses or taxes)	31.85%	9.46%	8.55%
Morningstar Foreign Large Value Average[1]	38.48%	11.40%	8.12%

1
The Morningstar Foreign Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Disciplined International Equity Portfolio (Institutional Shares) | Disciplined International Equity Portfolio | Disciplined International Equity Portfolio - Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	15.21%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(24.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Energy Resilience Portfolio (Institutional Shares) | Energy Resilience Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. As of the date of this Prospectus, the Portfolio’s Institutional Share Class has yet to commence operations. The past performance information shown below is for Advisor Shares, which are not available through this Prospectus. Institutional Shares and Advisor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio of securities and differ only to the extent that they have different expenses. Performance information for Institutional Shares will be included after the share class has been in operation for one complete calendar year. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and since inception of the Portfolio’s Advisor Shares compare to those of selected market indices.
The Portfolio changed its investment strategy effective October 7, 2024 from an Environmental, Social and Governance (“ESG”) strategy to an environmental strategy. In connection with the change in investment strategy, the Portfolio changed its name from the Responsible ESG U.S. Equity Portfolio to the Environmental Accountability Portfolio. Performance information for periods prior to October 7, 2024 reflects a different investment strategy than the current investment strategy.
Effective November 4, 2025, the Portfolio underwent a change to its principal investment strategy (the “Repositioning”). In connection with the Repositioning, the Portfolio was repositioned to invest in equity securities, such as common stocks of U.S. mid to large cap companies that meet the Portfolio’s thematic criteria, such as renewable power generation, renewable energy usage, efforts to use cleaner energy sources, climate change related revenue, and financed emissions.
Accordingly, the performance of the Portfolio shown prior to November 4, 2025 reflects the Advisor Shares’ prior principal investment strategies. The Portfolio’s performance would have differed if the Portfolio’s current principal investment strategy had been in place.
The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. As of the date of this Prospectus, the Portfolio’s Institutional Share Class has yet to commence operations. The past performance information shown below is for Advisor Shares, which are not available through this Prospectus. Institutional Shares and Advisor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio of securities and differ only to the extent that they have different expenses. Performance information for Institutional Shares will be included after the share class has been in operation for one complete calendar year. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and since inception of the Portfolio’s Advisor Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest quarterly return was 22.52% (for the quarter ended June 30, 2020) and the lowest quarterly return was -25.93% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes – Advisor Shares	10.30%	9.05%	10.94%
Return After Taxes on Distributions	8.31%	6.72%	9.52%
Return After Taxes on Distributions and Sale of Fund Shares[1]	7.54%	6.88%	8.85%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	17.37%	13.59%	14.59%
Morningstar Large Blend Average[2]	14.97%	11.69%	10.49%

1
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

2
The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Energy Resilience Portfolio (Institutional Shares) | Energy Resilience Portfolio | Energy Resilience Portfolio - Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	22.52%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(25.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020
SMID Core Equity Portfolio (Institutional Shares) | SMID Core Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. As of the date of this Prospectus, the Portfolio’s Institutional Share Class has yet to commence operations. The past performance information shown below is for Advisor Shares, which are not available through this Prospectus. Institutional Shares and Advisor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio of securities and differ only to the extent that they have different expenses. Performance information for Institutional Shares will be included after the share class has been in operation for one complete calendar year. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices.
Effective September 2, 2025, the Portfolio underwent a change to its investment objective and principal investment strategy (the “Repositioning”). In connection with the Repositioning, the Portfolio was repositioned to invest in undervalued equity securities, such as common stocks and preferred stocks, of U.S. SMID cap companies.
Accordingly, the performance of the Portfolio shown prior to September 2, 2025 reflects the Advisor Shares’ prior principal investment strategy. The Portfolio’s performance would have differed if the Portfolio’s current principal investment strategy and objective had been in place.
The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. As of the date of this Prospectus, the Portfolio’s Institutional Share Class has yet to commence operations. The past performance information shown below is for Advisor Shares, which are not available through this Prospectus. Institutional Shares and Advisor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio of securities and differ only to the extent that they have different expenses. Performance information for Institutional Shares will be included after the share class has been in operation for one complete calendar year. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	2Effective September 2, 2025, due to the Repositioning, the Portfolio’s primary broad-based index changed from the Russell 1000 Index to the Russell 3000 Index.3Effective September 2, 2025, due to the Repositioning, the Portfolio’s performance measurement index changed from the Morningstar Large Cap Value Average to the Russell 2500 Index. The Russell 2500 Index is provided so that investors may compare the performance of the Portfolio with an index composed of securities similar to those held by the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest quarterly return was 20.58% (for the quarter ended June 30, 2020) and the lowest quarterly return was -27.56% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes – Advisor Shares	8.89%	9.74%	10.81%
Return After Taxes on Distributions	−4.85%	4.83%	8.07%
Return After Taxes on Distributions and Sale of Fund Shares[1]	13.18%	7.21%	8.60%
Russell 3000® Index[2] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 1000® Index[2] (reflects no deduction for fees, expenses or taxes)	17.37%	13.59%	14.59%
Russell 2500® Index[3] (reflects no deduction for fees, expenses or taxes)	11.91%	7.26%	10.40%
Morningstar Large Value Average[2]	14.97%	11.69%	10.49%

1
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

2	Effective September 2, 2025, due to the Repositioning, the Portfolio’s primary broad-based index changed from the Russell 1000 Index to the Russell 3000 Index.
3
Effective September 2, 2025, due to the Repositioning, the Portfolio’s performance measurement index changed from the Morningstar Large Cap Value Average to the Russell 2500 Index. The Russell 2500 Index is provided so that investors may compare the performance of the Portfolio with an index composed of securities similar to those held by the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
SMID Core Equity Portfolio (Institutional Shares) | SMID Core Equity Portfolio | SMID Core Equity Portfolio - Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	20.58%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(27.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Long/Short Equity Portfolio (Institutional Shares) | Long/Short Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and since inception of the Portfolio’s Institutional Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and since inception of the Portfolio’s Institutional Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	2 The performance of the Bloomberg U.S. Treasury Bellwether 3-Month Index is provided so that investors may compare it to the performance of the Portfolio’s cash position. 3 The Blended Index is comprised of two benchmarks, weighted 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio. 4 The Morningstar Long/Short Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest quarterly return was 8.55% (for the quarter ended June 30, 2020) and the lowest quarterly return was −16.57% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]

	Past 1 Year	Past 5 Years	Since Inception (September 13, 2019)
Return Before Taxes	12.86%	10.33%	7.60%
Return After Taxes on Distributions	8.86%	8.36%	6.05%
Return After Taxes on Distributions and Sale of Fund Shares[1]	10.28%	7.96%	5.84%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	15.06%
Bloomberg U.S. Treasury Bellwether 3-Month Index (reflects no deduction for fees, expenses or taxes)[2]	4.23%	3.23%	2.76%
Blended Index (reflects no deduction for fees, expenses or taxes)[3]	8.10%	6.37%	6.65%
Morningstar Long/Short Average[4]	10.08%	7.01%	7.14%

1
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

2	The performance of the Bloomberg U.S. Treasury Bellwether 3-Month Index is provided so that investors may compare it to the performance of the Portfolio’s cash position.
3
The Blended Index is comprised of two benchmarks, weighted 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio.

4
The Morningstar Long/Short Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Long/Short Equity Portfolio (Institutional Shares) | Long/Short Equity Portfolio | Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(16.57%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Total Market Plus Equity Portfolio (Institutional Shares) | Total Market Plus Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. As of the date of this Prospectus, the Portfolio has yet to offer Institutional Shares to investors. The returns below represent the returns for Advisor Shares of the Portfolio. Institutional Shares and Advisor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio of securities and differ only to the extent that they have different expenses. Performance information for Institutional Shares will be included after the share class has been in operation for one complete calendar year. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices.  The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. As of the date of this Prospectus, the Portfolio has yet to offer Institutional Shares to investors. The returns below represent the returns for Advisor Shares of the Portfolio. Institutional Shares and Advisor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio of securities and differ only to the extent that they have different expenses. Performance information for Institutional Shares will be included after the share class has been in operation for one complete calendar year. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	The Morningstar Mid-Cap Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]	During the periods shown in the bar chart, the highest quarterly return was 22.49% (for the quarter ended 12/31/20) and the lowest quarterly return was -33.28% (for the quarter ended 3/31/20).
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes – Advisor Shares	18.38%	12.61%	11.27%
Return After Taxes on Distributions	13.92%	9.93%	9.19%
Return After Taxes on Distributions and Sale of Fund Shares[1]	14.09%	9.78%	8.90%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Morningstar Mid-Cap Value Average[2]	10.24%	10.48%	9.42%

1
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

2
The Morningstar Mid-Cap Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Total Market Plus Equity Portfolio (Institutional Shares) | Total Market Plus Equity Portfolio | Total Market Plus Equity Portfolio - Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	22.49%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(33.28%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Small Cap Equity Portfolio (Institutional Shares) | Small Cap Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Institutional Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Institutional Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	2Effective February 28, 2026, the Portfolio’s primary broad-based index changed from the S&P 500 Index to the Russell 3000 Index, to more closely reflect the types of securities in which the Portfolio invests.3Effective February 28, 2026, the Portfolio removed the Russell 2000 Value Index as an additional performance benchmark. The existing secondary performance benchmark, the Russell 2000 Index, is included so that investors may compare the Portfolio’s performance with an index that more closely reflects the types of securities held in the Portfolio.4 The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest quarterly return was 31.57% (for the quarter ended December 31, 2020) and the lowest quarterly return was -35.22% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	−1.72%	7.68%	8.95%
Return After Taxes on Distributions	−3.39%	5.96%	7.34%
Return After Taxes on Distributions and Sale of Fund Shares[1]	0.21%	5.92%	6.98%
Russell 3000® Index[2] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
S&P 500® Index[2] (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	12.81%	6.09%	9.62%
Russell 2000® Value Index[3] (reflects no deduction for fees, expenses or taxes)	12.59%	8.88%	9.27%
Morningstar Small Blend Average[4]	7.89%	7.48%	8.78%

1
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

2
Effective February 28, 2026, the Portfolio’s primary broad-based index changed from the S&P 500 Index to the Russell 3000 Index, to more closely reflect the types of securities in which the Portfolio invests.

3
Effective February 28, 2026, the Portfolio removed the Russell 2000 Value Index as an additional performance benchmark. The existing secondary performance benchmark, the Russell 2000 Index, is included so that investors may compare the Portfolio’s performance with an index that more closely reflects the types of securities held in the Portfolio.

4
The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Small Cap Equity Portfolio (Institutional Shares) | Small Cap Equity Portfolio | Institutional
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	31.57%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(35.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Secured Options Portfolio (Institutional Shares) | Secured Options Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and since inception of the Portfolio’s Institutional Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and since inception of the Portfolio’s Institutional Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a broad-based index that represents the overall domestic equity market.
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest quarterly return was 12.94% (for the quarter ended June 30, 2020) and the lowest quarterly return was -19.02% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]

	Past 1 Year	Past 5 Years	Since Inception (November 9, 2016)
Return Before Taxes	7.93%	8.16%	7.12%
Return After Taxes on Distributions	5.38%	6.11%	5.29%
Return After Taxes on Distributions and Sale of Fund Shares	5.23%	5.79%	5.05%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[1]	17.88%	14.42%	15.36%
CBOE S&P 500® PutWrite Index (reflects no deduction for fees, expenses or taxes)	9.26%	10.57%	7.99%

[1]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a broad-based index that represents the overall domestic equity market.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Secured Options Portfolio (Institutional Shares) | Secured Options Portfolio | Secured Options Portfolio - Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	12.94%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Global Secured Options Portfolio (Institutional Shares) | Global Secured Options Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The past performance information shown below is for Advisor Shares, which are not available through this Prospectus. Institutional Shares and Advisor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio of securities and differ only to the extent that they have different expenses. Performance information for Institutional Shares will be included after the share class has been in operation for one complete calendar year. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years, and ten years for the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The past performance information shown below is for Advisor Shares, which are not available through this Prospectus. Institutional Shares and Advisor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio of securities and differ only to the extent that they have different expenses. Performance information for Institutional Shares will be included after the share class has been in operation for one complete calendar year. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years, and ten years for the Portfolio’s Advisor Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	The Blended PutWrite Index is comprised of four benchmarks, weighted 40% CBOE S&P 500® PutWrite T-W Index, 10% CBOE Russell 2000® PutWrite Index, 40% CBOE MSCI EAFE PutWrite Index and 10% CBOE MSCI Emerging Markets PutWrite Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio.
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest quarterly return was 14.70% (for the quarter ended June 30, 2020) and the lowest quarterly return was -20.76% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]

	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes - Advisor Shares	22.48%	10.44%	7.70%
Return After Taxes on Distributions	20.66%	7.80%	2.32%
Return After Taxes on Distributions and Sale of Fund Shares[1]	14.02%	7.38%	4.19%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.72%
Blended PutWrite Index (reflects no deduction for fees, expenses or taxes)[2]	12.04%	7.75%	4.98%

1
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

2
The Blended PutWrite Index is comprised of four benchmarks, weighted 40% CBOE S&P 500® PutWrite T-W Index, 10% CBOE Russell 2000® PutWrite Index, 40% CBOE MSCI EAFE PutWrite Index and 10% CBOE MSCI Emerging Markets PutWrite Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio.

Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Global Secured Options Portfolio (Institutional Shares) | Global Secured Options Portfolio | Global Secured Options Portfolio - Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	14.70%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(20.76%)
Lowest Quarterly Return, Date	Mar. 31, 2020